Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets
Current derivatives	€ 12,629	€ 3,238
Total current financial assets measured at fair value	12,629	3,238
Deposits and guarantees	359	561
Other current financial assets	30,627	2,025,869
Current loans to third parties	48	39
Total other current financial assets measured at amortized cost	€ 31,034	€ 2,026,469